ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
		As of December 31,
		2017	2018

Payables to third-party sellers	(i)	2,991,928	358,181
Accrued payroll and welfare		2,839,109	3,189,287
Provision for loyalty program		1,549,962	1,159,551
Payables for professional fees		784,464	793,629
Other tax payable		352,629	378,951
Accrued marketing expenses		329,002	-
Uncertain tax positions		258,532	461,503
Payables for rental fee		37,733	223,916
Others		148,901	351,726
		9,292,260	6,916,744

(i)
In connection with the online platform services, payable to third-party sellers represented the total amounts received from third-party purchasers on behalf of third-party sellers through the Group’s online platform in a period less than one week without any charges.